Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of detailed information about inventory

	At December 31,
	2023	2022
	(€ million)
Finished goods and goods for resale	€12,064	€8,304
Work-in-progress, raw materials and manufacturing supplies	9,136	8,781
Amount due from customers for contract work	214	275
Total Inventories	€21,414	€17,360

Disclosure of amounts due from customers for contract work	The Construction contracts, net asset/(liability) related to the design and production of industrial automation systems and related products and is summarized as follows:

	At December 31,
	2023	2022
	(€ million)
Aggregate amount of costs incurred and recognized profits (less recognized losses) to date	€766	€826
Less: Progress billings	659	662
Construction contracts, net asset/(liability)	€107	€164
Construction contract assets	214	275
Less: Construction contract liabilities (Note 23)	107	111
Construction contracts, net asset/(liability)	€107	€164

Disclosure of significant changes in contract assets and contract liabilities	Changes in the Company's construction contracts, net asset/(liability) for the year ended December 31, 2023, were as follows:

	At January 1, 2023	Advances received from customers	Amounts recognized within revenue	At December 31, 2023
	(€ million)
Construction contracts, net asset/(liability)	€164	€(766)	€709	€107
Changes in the
Company's service contract liability for the year ended December 31, 2023, were as follows:

	At January 1, 2023	Advances received from customers	Amounts recognized within revenue	Transfers to Assets/ (Liabilities) held for sale	Other Changes	At December 31, 2023
	(€ million)
Service contract liability	€3,203	€1,198	€(1,272)	€—	€(161)	€2,968